Submission	May 01, 2026
Submission [Line Items]
Central Index Key	0002037804
Registrant Name	New Mountain Private Credit Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A